CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Capital Risk Management Tables Abstract
Gearing ratio
IN MILLIONS OF USD	31.12.2018	31.12.2017
Cash and cash equivalents	(234.2)	(137.4)
Financial debt, short-term	51.4	80.7
Financial debt, long-term	492.6	520.4
Net debt	309.8	463.7
Equity attributable to equity holders of the parent	552.1	493.7
ADJUSTED FOR
Effects from transactions with non-controlling interests 1	1.0	0.8
Total capital 2	553.1	494.5
Total net debt and capital	862.9	958.2
Gearing ratio	35.9%	48.4%

1	Represents the excess paid (received) above fair value of non-controlling interests on shares acquired (sold) as long as there is no change in control (IFRS 10.23).

2	Includes all capital and reserves that are managed as capital.

Financial instruments
At December 31, 2018	FINANCIAL ASSETS
IN MILLIONS OF USD	at amortized cost1	at FVTPL2	SUBTOTAL	NON-FINANCIAL ASSETS3	TOTAL
Cash and cash equivalents	234.2	-	234.2	-	234.2
Trade receivables	1.3	-	1.3	-	1.3
Other accounts receivable	36.4	0.4	36.8	10.0	46.8
Other non-current assets	27.4	-	27.4	-	27.4
Total	299.3	0.4	299.7

	FINANCIAL LIABILITIES
IN MILLIONS OF USD	at amortized cost1	at FVTPL	SUBTOTAL	NON-FINANCIAL LIABILITIES3	TOTAL
Trade payables	105.5	-	105.5	-	105.5
Financial debt, short-term	51.4	-	51.4	-	51.4
Other liabilities	106.9	-	106.9	14.6	121.5
Financial debt, long-term	492.6	-	492.6	-	492.6
Total	756.4	-	756.4

At December 31, 2017	FINANCIAL ASSETS
IN MILLIONS OF USD	at amortized cost1	at FVTPL	SUBTOTAL	NON-FINANCIAL ASSETS3	TOTAL
Cash and cash equivalents	137.4	-	137.4	-	137.4
Trade receivables	4.6	-	4.6	-	4.6
Other accounts receivable	43.3	-	43.3	16.1	59.4
Other non-current assets	24.9	-	24.9	-	24.9
Total	210.2	-	210.2

	FINANCIAL LIABILITIES
IN MILLIONS OF USD	at amortized cost1	at FVTPL	SUBTOTAL	NON-FINANCIAL LIABILITIES3	TOTAL
Trade payables	97.1	-	97.1	-	97.1
Financial debt, short-term	80.7	-	80.7	-	80.7
Other liabilities	94.0	-	94.0	38.1	132.1
Financial debt, long-term	520.4	-	520.4	-	520.4
Total	792.2	-	792.2

1	Financial assets and financial liabilities at amortized cost have been referred to in the combined financial statements 2017 as loans and receivables.

2	Financial assets and financial liabilities at fair value through profit and loss include FX derivates (Fair value Level 2).

3	Non-financial assets or non-financial liabilities comprise prepaid expenses and deferred income, which will not generate a cash outflow or inflow as well as other tax positions.

Net income by IAS 39 valuation category

Financial Assets at December 31, 2018

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest income	2.5	-	2.5
From interest	2.5	-	2.5
Impairments/allowances 2	(0.2)	-	(0.2)
Total – from subsequent valuation	(0.2)	-	(0.2)
Net (expense) / income	2.3	-	2.3

Financial Liabilities at December 31, 2018

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest expenses	(30.2)	-	(30.2)
Other finance expenses	(0.4)	-	(0.4)
From interest	(30.6)	-	(30.6)
Foreign exchange gain / (loss) 1	(0.9)	-	(0.9)
Total – from subsequent valuation	(0.9)	-	(0.9)
Net (expense) / income	(31.5)	-	(31.5)

1	This position includes the foreign exchange gain / (loss) recognized on third party and intercompany financial assets and liabilities through consolidated statements of comprehensive income.

2	This position includes the income from the released impairments and allowances and recoveries during the period less the increase of impairments and allowances.

Financial Assets at December 31, 2017

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest income	1.8	-	1.8
Other finance income	0.1	-	0.1
From interest	1.9	-	1.9
Foreign exchange gain / (loss) 1	1.1	-	1.1
Impairments/allowances 2	0.3	-	0.3
Total – from subsequent valuation	1.4	-	1.4
Net (expense) / income	3.3	-	3.3

Financial Liabilities at December 31, 2017

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest expenses	(29.4)	-	(29.4)
Other finance expenses	(0.5)	-	(0.5)
From interest	(29.9)	-	(29.9)
Foreign exchange gain (loss) 1	0.2	-	0.2
Total – from subsequent valuation	0.2	-	0.2
Net (expense) / income	(29.7)	-	(29.7)

1	This position includes the foreign exchange gain / (loss) recognized on third party and intercompany financial assets and liabilities through consolidated statements of comprehensive income.

2	This position includes the income from the released impairments and allowances and recoveries during the period less the increase of impairments and allowances.